Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	TKO GROUP HOLDINGS, INC.
Entity Central Index Key	0001973266
Entity Emerging Growth Company	false
Entity File Number	001-41797
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-3569035
Entity Address, Address Line One	200 Fifth Ave, 7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	558-8333
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	TKO
Security Exchange Name	NYSE